Schedule of prepayments and other current assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Prepayments And Other Current Assets
Prepaid service fees – Continuing operations	$ 53,461	$ 119,271
Prepaid service fees – Discontinued operations		881,473
Total	$ 53,461	$ 1,000,744